Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - 2023 Share Incentive Plan [Member]	1 Months Ended
Apr. 30, 2023 shares
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Maximum [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	5,668,625